Other Borrowings	12 Months Ended
Mar. 31, 2025
Other Borrowings [Abstract]
OTHER BORROWINGS

13. OTHER BORROWINGS

	As of March 31
	2025	2024
	$’000	$’000

Short-term borrowings	420	-

In January 2025, the Company obtained short-term borrowings from two independent third parties, with principal amounts of $220,000 and $200,000 respectively. Each of the loan bears interest at a fixed rate of 6% per annum and repayable within one year or on demand. The loan was subsequently settled in May 2025.

Interest expenses for the other borrowings for the years ended March 31, 2025, 2024 and 2023 was approximately $5,000, $nil and nil, respectively.